Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

November 19, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Equity Funds IV (the “Registrant”)
File Nos. 811-04413; 033-00442

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the prospectus dated January 28, 2013, for Delaware Healthcare Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 28, 2013 (Accession No. 0001206774-13-003755) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Deidre A. Downes Bruce G. Leto